BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2026
Disclosure of basis of preparation [Abstract]
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

The Company’s condensed consolidated interim financial statements as of June 30, 2026 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair presentation of financial position, results of operations, changes in equity and cash flows in conformity with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB®”) (hereinafter, “IFRS”). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2025 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS. The results of operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity and expenses, as well as the related disclosures of contingent assets and liabilities, in the process of applying the Company’s accounting policies. These inputs also consider, among other things, the implications of pandemics and wars across the globe (including the current conflicts in the Middle East) on the Company’s activities, and the resulting effects on critical and significant accounting estimates, most significantly in relation to the impairment of indefinite-lived intangible assets. In this regard, U.S. and global markets are currently experiencing volatility and disruption following the escalation of geopolitical tensions. As of the date of release of these financial statements, the Company estimates there are no material effects of those geopolitical tensions on its financial position and results of operations.